Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2013	Jan. 01, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share
The following table sets forth the computations of basic and dilutive earnings per share:

	Fiscal Quarter Ended		Three Fiscal Quarters Ended
	October 1, 2013	October 2, 2012	October 1, 2013	October 2, 2012
Net income (in thousands):	$3,265	$133	$4,257	$3,604
Shares:
Basic weighted average shares outstanding	29,399,650	23,238,984	25,382,805	23,238,984
Dilutive stock options and warrants	1,663,563	149,745	1,145,199	11,761
Diluted weighted average number of shares outstanding	31,063,213	23,388,729	26,528,004	23,250,745
Earnings per share:
Basic EPS	$0.11	$0.01	$0.17	$0.16
Diluted EPS	$0.11	$0.01	$0.16	$0.16

The following table sets forth the computations of basic and dilutive earnings per share:

	2012	2011	2010
Net income (in thousands)	$5,163	$3,829	$2,378
Shares:
Basic weighted average shares outstanding	23,238,984	23,237,698	24,386,059
Dilutive stock options and warrants	26,558	—	840,930
Diluted weighted average number of shares outstanding	23,265,542	23,237,698	25,226,989
Earnings per share:
Basic	$0.22	$0.16	$0.10
Diluted	$0.22	$0.16	$0.09